Conestoga Small Cap Fund
CONESTOGA SMALL CAP FUND
Investment Objective
The Conestoga Small Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Small Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Conestoga Small Cap Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.24%
Fee Waiver	[2][3]	(0.14%)
Total Net Operating Expenses		1.10%
[1]	Restated to reflect current fees. In addition, although the Fund has adopted a Shareholder Servicing Plan that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's shareholders, the Fund does not expect to pay any Shareholder Servicing Fees in the current fiscal year.
[2]	Conestoga Capital Advisors, LLC "the Adviser" has contractually agreed to limit the Fund's net annual operating expenses to 1.10% of the Fund's average daily net assets until at least January 29, 2012, subject to termination at any time at the option of the Fund.
[3]	The Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees and expenses of the independent Trustees, taxes, interest and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Conestoga Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Conestoga Small Cap Fund	112	380	668	1,488

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ending Sept 30, 2010) the Fund’s portfolio turnover rate was 22.53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies.  Equity securities include ADRs, convertible securities, foreign and domestic common and preferred stocks, rights and warrants.  While there is no limit on investing in foreign securities, the Fund doesn’t expect investment in foreign securities to exceed 20% of the Fund’s total assets.  “Small-cap companies” are companies that, at the time of purchase, have market capitalizations of up to  $2.5 billion.  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.  For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.”  The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company.  The Adviser uses a bottom-up approach in selecting securities.  There is no guarantee that the Fund will achieve its objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principle risks, more fully described in “Risks Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected if any of the following occurs:

·	The market values of securities acquired by the Fund decline;
·	The Adviser does not execute the Fund’s principal investment strategies effectively;

·	A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
·	Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions;

·	A company’s earnings do not increase as expected;
·

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual fund.htm

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 06/30/2009: 19.10%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2008: -21.51%.

Average Annual Total Returns as of 12/31/10

This table compares the Fund’s average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Index and the Russell 2000 Growth Index.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.  Future results may be different from those shown.

Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Conestoga Small Cap Fund				Oct 1, 2002
Conestoga Small Cap Fund - Comparison Index - Russell 2000 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	11.00%
Conestoga Small Cap Fund - Comparison Index - Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	11.35%
Conestoga Small Cap Fund	23.99%	6.25%	10.94%
Conestoga Small Cap Fund Return After Taxes on Distributions	23.99%	6.07%	10.77%
Conestoga Small Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	15.59%	5.07%	9.27%

Institutional Advisors LargeCap Fund
Institutional Advisors LargeCap Fund
Investment Objective
The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.  You may qualify for Sales Charge Waivers if you and your family invest, or agree to invest in the future, at least  $50,000 in the Institutional Advisors LargeCap Fund.  More information about these waivers and other discounts is available from your financial professional and in the section “Sales Charge Waivers” on page 18 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment) (1)
Shareholder Fees (USD $)	Institutional Advisors LargeCap Fund
Maximum sales fees (load) imposed on purchases (as a percentage of offering price)	5.50%
Maximum deferred sales charge (load)(as a percentage of the lower of purchase or sale price)	none
Sales charge imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Advisors LargeCap Fund
Management Fees		1.70%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses	[1][2]	0.10%
Total Annual Fund Operating Expenses		1.90%
Fee Waiver	[1]	(0.55%)
Total Net Operating Expenses		1.35%
[1]	Institutional Advisors LLC (the "Adviser") has contractually agreed to limit the Fund's net annual operating expenses to 1.35% of the Fund's average daily net assets until at least January 29, 2012, subject to termination at any time at the option of the Fund.
[2]	The Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees and expenses of the independent Trustees, taxes, interest and extraordinary expenses.

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
Example

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Institutional Advisors LargeCap Fund	137	428	866	2,111

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the 12 month period ending December 31, 2010, the Fund’s portfolio turnover rate was 24.96% of the average portfolio value.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the  $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)).  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

Although it is not a growth fund, the Fund may be suitable for investors who seek the high growth potential opportunities of large- capitalization companies. The Adviser uses a bottom-up approach in selecting securities across a variety of sectors with earnings growth that it expects will exceed that of the S&P 500 Index; where fundamental financial characteristics appear to be strong; and where the business model offers sustainable competitive advantage.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

o  The market values of securities acquired by the Fund decline.

o  Large capitalization securities underperform other segments of the equity market or equity markets as a whole.

o  The Adviser does not execute the Fund’s principal investment strategies effectively.

o  Security prices fluctuate in response to events affecting an issuer’s profitability or viability.

o  A company’s earnings do not increase as expected.

o  There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009 the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund.  The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund.  The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective; the relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected.  The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Institutional Advisors LargeCap Fund (Formerly NPITC Equity Fund) Annual Performance

During the period shown in the chart, the Fund’s best performing period was for the year ended December 31, 2003: 26.51%. During the same period, the Fund’s worst performing period was for the year ended December 31, 2008: -29.89%.

Average Annual Total Returns as of 12/31/2010

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown.  After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.   Future results may be different from those shown.

Average Annual Total Returns	1 Year	Since Inception	Inception Date
Institutional Advisors LargeCap Fund			Mar 31, 2009
Institutional Advisors LargeCap Fund - Comparison Index - S&P 500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	15.06%	32.37%
Institutional Advisors LargeCap Fund	14.41%	28.38%
Institutional Advisors LargeCap Fund Return After Taxes on Distributions	13.76%	27.87%
Institutional Advisors LargeCap Fund Return After Taxes on Distributions and Sale of Fund Shares	9.69%	23.00%

Label	Element	Value	Value	Value		Value	Value	Value	Value	Value	Value		Value	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Conestoga Funds
Central Index Key	dei_EntityCentralIndexKey	0001175813
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading		CONESTOGA SMALL CAP FUND							Institutional Advisors LargeCap Fund
Objective [Heading]	rr_ObjectiveHeading		Investment Objective							Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		The Conestoga Small Cap Fund seeks to provide long-term growth of capital.							The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading		Fees and Expenses of the Fund							Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock		This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Small Cap Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.  You may qualify for Sales Charge Waivers if you and your family invest, or agree to invest in the future, at least  $50,000 in the Institutional Advisors LargeCap Fund.  More information about these waivers and other discounts is available from your financial professional and in the section “Sales Charge Waivers” on page 18 of the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption									Shareholder Fees (fees paid directly from your investment) (1)
Maximum sales fees (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice										5.50%
Maximum deferred sales charge (load)(as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther										none
Sales charge imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther										none
Redemption fees	rr_RedemptionFee										none
Exchange fees	rr_ExchangeFee										none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)							Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets			1.20%							1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets			none							0.10%
Other Expenses	rr_OtherExpensesOverAssets			0.04%	[3]						0.10%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets			1.24%							1.90%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets			(0.14%)	[1],[4]						(0.55%)	[2]
Total Net Operating Expenses	rr_NetExpensesOverAssets			1.10%							1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination		2012-01-29							2012-01-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		Portfolio Turnover							Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ending Sept 30, 2010) the Fund’s portfolio turnover rate was 22.53% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the 12 month period ending December 31, 2010, the Fund’s portfolio turnover rate was 24.96% of the average portfolio value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		22.53%							24.96%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock									(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
Expense Example [Heading]	rr_ExpenseExampleHeading		Example							Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Conestoga Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01			112							137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03			380							428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05			668							866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10			1,488							2,111
Strategy [Heading]	rr_StrategyHeading		Principal Investment Strategies							Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies.  Equity securities include ADRs, convertible securities, foreign and domestic common and preferred stocks, rights and warrants.  While there is no limit on investing in foreign securities, the Fund doesn’t expect investment in foreign securities to exceed 20% of the Fund’s total assets.  “Small-cap companies” are companies that, at the time of purchase, have market capitalizations of up to  $2.5 billion.  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.  For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.”  The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company.  The Adviser uses a bottom-up approach in selecting securities.  There is no guarantee that the Fund will achieve its objective.

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the  $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)).  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

Although it is not a growth fund, the Fund may be suitable for investors who seek the high growth potential opportunities of large- capitalization companies. The Adviser uses a bottom-up approach in selecting securities across a variety of sectors with earnings growth that it expects will exceed that of the S&P 500 Index; where fundamental financial characteristics appear to be strong; and where the business model offers sustainable competitive advantage.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Risk [Heading]	rr_RiskHeading		Principal Risks							Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund is subject to the following principle risks, more fully described in “Risks Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected if any of the following occurs:

·	The market values of securities acquired by the Fund decline;
·	The Adviser does not execute the Fund’s principal investment strategies effectively;

·	A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
·	Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions;

·	A company’s earnings do not increase as expected;
·

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

o  The market values of securities acquired by the Fund decline.

o  Large capitalization securities underperform other segments of the equity market or equity markets as a whole.

o  The Adviser does not execute the Fund’s principal investment strategies effectively.

o  Security prices fluctuate in response to events affecting an issuer’s profitability or viability.

o  A company’s earnings do not increase as expected.

o  There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney		You may lose money by investing in the Fund.							You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		Performance							Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual fund.htm

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.ialfx.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		www.conestogacapital.com/mutual fund.htm							www.ialfx.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.							Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading									Institutional Advisors LargeCap Fund (Formerly NPITC Equity Fund) Annual Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

On March 31, 2009 the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund.  The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund.  The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective; the relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected.  The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Annual Return 2001	rr_AnnualReturn2001									(20.35%)
Annual Return 2002	rr_AnnualReturn2002									(21.61%)
Annual Return 2003	rr_AnnualReturn2003		33.68%							26.51%
Annual Return 2004	rr_AnnualReturn2004		18.81%							5.63%
Annual Return 2005	rr_AnnualReturn2005		4.39%							5.43%
Annual Return 2006	rr_AnnualReturn2006		9.45%							13.73%
Annual Return 2007	rr_AnnualReturn2007		6.43%							9.83%
Annual Return 2008	rr_AnnualReturn2008		(27.35%)							(29.89%)
Annual Return 2009	rr_AnnualReturn2009		29.09%							19.60%
Annual Return 2010	rr_AnnualReturn2010		23.99%							14.24%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 06/30/2009: 19.10%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2008: -21.51%.

During the period shown in the chart, the Fund’s best performing period was for the year ended December 31, 2003: 26.51%. During the same period, the Fund’s worst performing period was for the year ended December 31, 2008: -29.89%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		best performing quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		19.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		worst performing quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(21.51%)
Performance Table Heading	rr_PerformanceTableHeading		Average Annual Total Returns as of 12/31/10							Average Annual Total Returns as of 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.							In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.							After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Index and the Russell 2000 Growth Index.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.  Future results may be different from those shown.

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown.  After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.   Future results may be different from those shown.

1 Year	rr_AverageAnnualReturnYear01			23.99%		23.99%	15.59%	26.85%	29.09%		14.41%		13.76%	9.69%	15.06%
5 Years	rr_AverageAnnualReturnYear05			6.25%		6.07%	5.07%	4.47%	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception			10.94%		10.77%	9.27%	11.00%	11.35%		28.38%		27.87%	23.00%	32.37%
Inception Date	rr_AverageAnnualReturnInceptionDate		Oct 1, 2002							Mar 31, 2009
[1]	Conestoga Capital Advisors, LLC "the Adviser" has contractually agreed to limit the Fund's net annual operating expenses to 1.10% of the Fund's average daily net assets until at least January 29, 2012, subject to termination at any time at the option of the Fund.
[2]	Institutional Advisors LLC (the "Adviser") has contractually agreed to limit the Fund's net annual operating expenses to 1.35% of the Fund's average daily net assets until at least January 29, 2012, subject to termination at any time at the option of the Fund.
[3]	Restated to reflect current fees. In addition, although the Fund has adopted a Shareholder Servicing Plan that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's shareholders, the Fund does not expect to pay any Shareholder Servicing Fees in the current fiscal year.
[4]	The Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees and expenses of the independent Trustees, taxes, interest and extraordinary expenses.